INCOME TAXES - Tax Credits and Other Tax Benefits (Details) $ in Millions	Dec. 31, 2017 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 1,034
Belgium, Basque Country in Spain and United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	80
Unrecognized	647
Total	727
Belgium, Basque Country in Spain and United States | Tax Year 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	36
Total	36
Belgium, Basque Country in Spain and United States | Tax Year 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Belgium, Basque Country in Spain and United States | Tax Year 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	2
Total	2
Belgium, Basque Country in Spain and United States | Tax Year 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	1
Total	1
Belgium, Basque Country in Spain and United States | Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	0
Unrecognized	0
Total	0
Belgium, Basque Country in Spain and United States | Tax Year 2022 Through 2036
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	80
Unrecognized	607
Total	$ 687